                            OppenheimerFunds, Inc.
                          Two World Financial Center
                              225 Liberty Street
                              New York, NY 10281

June 21, 2005

VIA EDGAR
---------
U.S. Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

     Re:    Oppenheimer Dividend Growth Fund
            Registration Nos. 333-122902; 811-21718
            ---------------------------------------

To the Securities and Exchange Commission:

      An  electronic   ("EDGAR")   filing  is  hereby  made  pursuant  to  the
Securities  Act of 1933,  as amended  (the  "1933  Act"),  and the  Investment
Company Act of 1940,  as amended  (the "1940 Act"),  on behalf of  Oppenheimer
Dividend   Growth   Fund   (the   "Registrant").   This   filing   constitutes
Pre-Effective  Amendment  No. 1 under the 1933 Act and  Amendment  No. 1 under the 1940 Act (the "Amendment") to the Registrant's  Registration  Statement on
Form N-1A (the "Registration Statement").

     This  filing is being made  pursuant  to Rule 472 under the 1933 Act.  This amendment is marked to show changes from the Initial  Registration  Statement on
Form N-1A filed on February 18, 2005, in response to comments of the  Commission
Staff on such filing.

      This filing also includes a request for  acceleration.  We  respectfully request this  registration  statement to be declared  effective as of June 23,
2005.  In order to expedite  review and achieve  consistency,  we request that you address any comments on this filing, to:

                  Nancy S. Vann
                  Vice President & Assistant Counsel
                  OppenheimerFunds, Inc.
                  Two World Financial Center
                  225 Liberty Street, 16th Floor
                  New York, New York 10281-1008
                  Phone: 212-323-5089
                  NVANN@OPPENHEIMERFUNDS.COM
                  --------------------------

Thank you.

                                          Sincerely,

                                          /s/ Lisa I. Bloomberg
                                          ------------------------------------
                                          Lisa I. Bloomberg
                                          Vice President & Associate Counsel

Attachments

cc: Vincent J. DiStefano, Securities & Exchange Commission
    Mayer, Brown Rowe & Maw, LLP
    Ernst & Young LLP
    Nancy S. Vann
    Gloria LaFond